Segment information - Results by Segment (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Number of operating segments | segment	3
Segment Reporting Information [Line Items]
Total operating revenue	$ 452	$ 598
Loss on impairment of long-lived assets	152	1,230
Operating loss - Net loss
Operating loss	(252)	(1,372)
Unallocated items:
Total financial items and other	(342)	(374)
Income taxes	(11)	(2)
Net loss	(605)	(1,748)
Investments in associated companies	248		$ 248
Cash and restricted cash	644	1,020	723	$ 1,357
Other assets	232		240
Total assets	3,657		3,961
Drilling units - capital expenditures	40	85
Harsh environment
Segment Reporting Information [Line Items]
Loss on impairment of long-lived assets	152	160
Operating loss - Net loss
Operating loss	(177)	(147)
Unallocated items:
Drilling units - capital expenditures	17	11
Floaters
Segment Reporting Information [Line Items]
Loss on impairment of long-lived assets	0	1,070
Operating loss - Net loss
Operating loss	(27)	(1,184)
Unallocated items:
Drilling units - capital expenditures	12	58
Jack-up rigs
Segment Reporting Information [Line Items]
Loss on impairment of long-lived assets	0	0
Operating loss - Net loss
Operating loss	(1)	10
Unallocated items:
Drilling units - capital expenditures	10	7
Other
Operating loss - Net loss
Operating loss	(47)	(51)
Unallocated items:
Drilling units - capital expenditures	1	9
Operating Segments
Segment Reporting Information [Line Items]
Total operating revenue	452	598
Depreciation	83	182
Unallocated items:
Total drilling units	1,927		2,120
Operating Segments | Harsh environment
Segment Reporting Information [Line Items]
Total operating revenue	232	276
Depreciation	43	52
Unallocated items:
Total drilling units	858		1,032
Operating Segments | Floaters
Segment Reporting Information [Line Items]
Total operating revenue	154	216
Depreciation	19	105
Unallocated items:
Total drilling units	507		528
Operating Segments | Jack-up rigs
Segment Reporting Information [Line Items]
Total operating revenue	60	98
Depreciation	21	25
Unallocated items:
Total drilling units	562		560
Operating Segments | Other
Segment Reporting Information [Line Items]
Total operating revenue	6	$ 8
Segment Reconciling Items
Unallocated items:
Investments in associated companies	248		248
Cash and restricted cash	644		723
Other assets	$ 838		$ 870